Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued liabilities
Trade payables	$ 2,450	$ 3,567
Accrued liabilities and other	2,693	3,643
Accounts payable and accrued liabilities	$ 5,143	$ 7,210